Changes in Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Dec. 31, 2015
Changes in Accumulated Other Comprehensive Income [Text Block]
Changes in Accumulated Other Comprehensive Loss
Following is a summary of changes in “Accumulated other comprehensive (loss) income” for the years ended December 31, 2015 and 2014:

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Beginning balance	$4	$69	$73	$—	$130	$130
Other comprehensive (loss) income before reclassifications, net of tax	—	(88)	(88)	4	(61)	(57)
Ending balance	$4	$(19)	$(15)	$4	$69	$73